Income Tax and Deferred Taxes - Components of Income Tax (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ (155,196,656)	$ (54,904,679)	$ (47,354,780)
Adjustments to current tax from the previous period	3,694,656	(2,251,167)	(6,304,285)
Current tax (expenses) / benefit (related to cash flow hedges)	72,354,119	(36,172,878)	(60,650,786)
Other current tax benefit / (expense)	(98,646)	(1,197,052)	(856,466)
Current tax expense, net	(79,246,527)	(94,525,776)	(115,166,317)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	160,551,634	33,297,872	(43,134,500)
Adjustments to deferred taxes from the previous period			4,818,298
Total deferred tax benefit / (expense)	160,551,634	33,297,872	(38,316,202)
Income tax benefit (expense)	$ 81,305,107	$ (61,227,904)	$ (153,482,519)